Organization and Basis of Presentation - Additional Information (Details) - USD ($)					3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 23, 2026	Jun. 22, 2026	Apr. 01, 2025	Apr. 02, 2024	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Entity Incorporation, State or Country Code									DE
Net proceeds												$ 93,000,000
Common stock, shares authorized				700,000,000	700,000,000				700,000,000		700,000,000	700,000,000
Preferred stock, shares authorized				70,000,000	70,000,000				70,000,000		70,000,000	70,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock, par value				$ 0.0001	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Aggregate offering price of common stock					$ 2,000				$ 2,000		$ 2,000	$ 2,000
Cash, cash equivalents, and short-term investments					72,600,000				72,600,000		107,600,000
Accumulated deficit					(296,917,000)				(296,917,000)		(259,669,000)	(201,472,000)
Net loss					(23,693,000)	$ (13,555,000)	$ (15,675,000)	$ (15,758,000)	(37,248,000)	$ (31,433,000)	(58,197,000)	(65,363,000)
Net cash used in cash flows from operations									$ (35,945,000)	$ (26,359,000)	(46,661,000)	$ (60,841,000)
Lease Termination Effective Date									May 31, 2026
Payments to landlord on lease termination					(10,000,000)				$ (10,000,000)
Security Deposit					$ 500				$ 500
Serapha Bio Inc [Member] | Merger Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Business Combination, Voting Equity Interest Acquired, Percentage					96.20%				96.20%
Percentage Of Common Stock Owned After Merger		3.80%
Proceeds from Issuance of Common Stock		$ 200,000,000
Termination Fee Amount Payable By Terminating Party		$ 1,000,000
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	75.00%
Restructuring Charges									$ 2,800,000
Accrued Compensation Liability					$ 2,800,000				2,800,000		$ 0
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense | Serapha Bio Inc [Member] | Merger Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Restructuring Charges					1,300,000
Location, Statement of Income, Balance [Axis]: us-gaap:ResearchAndDevelopmentExpense | Serapha Bio Inc [Member] | Merger Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Restructuring Charges					1,500,000
Maximum | Serapha Bio Inc [Member] | Merger Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Restructuring and Related Cost, Expected Cost Remaining					5,000,000				5,000,000
Minimum [Member] | Serapha Bio Inc [Member] | Merger Agreement [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Restructuring and Related Cost, Expected Cost Remaining					$ 3,000,000				$ 3,000,000
IPO
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares sold				6,250,000
Share price				$ 16
Net proceeds				$ 87,700,000
Convertible preferred stock converted into common stock				14,740,840
Open Market Sale Agreement
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Shares sold									0		0
Open Market Sale Agreement | Maximum
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Percentage of agent commission on gross proceeds of common stock sold			3.00%
Aggregate offering price of common stock			$ 14,500,000